Expense Example - Class K - iShares Edge MSCI Min Vol EAFE Index Fund - Class K Shares	Nov. 27, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	70
Expense Example, with Redemption, 5 Years	131
Expense Example, with Redemption, 10 Years	$ 308